Significant Accounting Policies (Details 1) (Patents [Member], USD $)	Dec. 31, 2014	Dec. 31, 2011
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ 31,000
2016	31,000
2017	31,000
2018	31,000
2019	31,000
Thereafter	214,000
Total patent amortization expense	$ 369,000	$ 493,000